Variable Interest Entities (Financial Information of Consolidated VIEs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS:
Cash and cash equivalents	$ 597,188	$ 569,917	$ 220,794	$ 548,484
Accounts receivable, net	47,150	67,959
Other current assets	8,173	5,207
Assets held for sale	103,079	0
Total current assets	1,465,903	1,267,395
Goodwill	26,502	111,082	258,997
Other non-current assets	10,034	29,500
LIABILITIES:
Accounts payable	23,869	25,484
Receipts in advance and deferred revenue	43,541	42,166
Tax payables	8,381	27,423
Liabilities held for sale	3,902	0
Total current liabilities	516,498	690,015
Net revenue	359,575	544,875	553,404
Net income/(loss)	147,070	190,627	(21,159)
Net cash provided by/(used in) operating activities	205,662	213,344	50,316
Net cash provided by/(used in) investing activities	(4,685)	(3,935)	(330,502)
Net cash used in financing activities	(147,459)	142,894	(46,584)
Consolidated VIEs [Member]
ASSETS:
Cash and cash equivalents	1,166	10,318
Accounts receivable, net	19,874	49,272
Prepaid expense	1,427	4,202
Other receivable	16,158	31,328
Due from affiliates	240,859	192,204
Due from Sohu	0	242
Other current assets	1,797	0
Assets held for sale	12,551	0
Total current assets	293,832	287,566
Goodwill	10,257	10,257
Deferred tax assets and provision	3,603	11,665
Other non-current assets	4,272	6,879
Total assets	311,964	316,367
LIABILITIES:
Accounts payable	7,799	8,414
Accrued and other short-term liabilities	7,561	11,379
Due to affiliates	50,330	83,602
Due to Sohu	28	0
Receipts in advance and deferred revenue	30,785	36,463
Tax payables	903	13,700
Liabilities held for sale	3,232	0
Total current liabilities	100,638	153,558
Other long-term liabilities	14,736	1,540
Total liabilities	115,374	155,098
Net revenue	426,329	742,547	726,668
Net income/(loss)	48,496	2,499	(108,889)
Net cash provided by/(used in) operating activities	(3,161)	(74,415)	2,296
Net cash provided by/(used in) investing activities	2,319	71,687	(94,257)
Net cash used in financing activities	0	$ 0	$ (793)
Total of registered capital and PRC statutory reserves of VIEs	$ 10,500